Loans Receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Financing Receivables

Financing receivables are comprised of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Loans receivable, gross	$61,293	$60,974
Less: Deferred loan fees	(1,772)	(1,264)
Less: Deposits	(1,056)	(839)
Plus: Deferred origination costs	360	306
Less: Allowance for credit losses	(695)	(2,527)
Loans receivable, net	$58,130	$56,650

Schedule of Commercial Loans - Construction Loan Portfolio Summary

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2023 and 2022:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2023	20	62	225	$117,169	$75,300	$51,788	64	%(3)	5%
2022	21	66	230	$104,993	$72,526	$52,796	69	%(3)	5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2023 and 2022:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread(4)
2023	6	9	11	$23,873	$11,256	$9,505	40	%(3)	varies
2022	8	14	20	$19,718	$12,110	$8,178	41	%(3)	varies

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $0 and $1,900 as of December 31, 2023 and 2022, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	Represents the weighted average loan to value ratio of the loans.

(4)	The interest spread varies for the state of Pennsylvania and is 7% across other states.

Schedule of Construction and Development Loan Portfolio

The following is a roll forward of our loan receivables, net or construction and development loans:

	December 31, 2023	December 31, 2022

Beginning balance	$56,650	$46,943
Originations and modifications	58,216	59,408
Principal collections	(57,895)	(49,658)
Transferred from loans receivables, net	-	(556)
Transferred to loans receivables, net	-	1,017
Change in builder deposit	(217)	95
Change in allowance for credit losses	1,832	(479)
Change in loan fees, net	(456)	(120)

Ending balance	$58,130	$56,650

Schedule of Gross Loans Receivable, Commitment Value and ACL Credit Rank Loan Pool Category

The following table presents the Company’s gross loans receivable, commitment value and ACL for each respective credit rank loan pool category as of December 31, 2023.

	Loans Receivable Gross	Commitment Value	ACL
Construction Loans Collectively Evaluated:
A Credit Risk	$40,252	$59,075	$215
B Credit Risk	5,718	10,339	33
C Credit Risk	-	-	-

Development Loans Collectively Evaluated:
A Credit Risk	$8,787	$9,793	$4
B Credit Risk	172	511	-
C Credit Risk	452	454	10

Unsecured Nonaccrual Loans Individually Evaluated	$86	$81	$86

Secured Nonaccrual loans Individually Evaluated:	$5,826	$6,303	$351

Total	$61,293	$86,556	$699

Schedule of Amortized Cost Basis of Loans on Nonaccrual Status and Loans

The following table presents the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of December 31, 2023:

	Nonaccrual with No Allowance for Credit Loss	Nonaccrual with Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated	$-	$86	$-

Secured Nonaccrual loans Individually Evaluated:	$2,495	$3,331	$-

Total	$2,495	$3,417	$-

Schedule of Aging of Gross Loan Portfolio

The following is an aging of our gross loan portfolio as of December 31, 2023:

	Gross Loan	Current	Past Due	Past Due	Past Due	Past Due
	Value	0 - 59	60 - 89	90 - 179	180 - 269	>270
Performing Loans
A Credit Risk	$49,039	$49,039	$–	$–	$–	$–
B Credit Risk	5,890	5,890	–	–	–	–
C Credit Risk	452	452	–	–	–	–

Forbearance Loans
B Credit Risk	–	–	–	–	–	–
C Credit Risk	–	–	–	–	–	–

Unsecured Nonaccrual loans Individually Evaluated:	86	–	–	–	–	86
Secured Nonaccrual loans Individually Evaluated:	5,826	–	881	1,497	1,641	1,807
Total	$61,293	$55,381	$881	$1,497	$1,641	$1,893

Summary of Aging Schedule of Loans Receivables on a Recency Basis

Below is an aging schedule of loans receivable as of December 31, 2023, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4%
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%
Below is an aging schedule of loans receivable as of December 31, 2022, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	236	$53,797	88.2%
60-89 days	4	2,570	4.2%
90-179 days	–	–	–%
180-269 days	3	528	0.9%
>270 days	7	4,079	6.7%

Subtotal	250	$60,974	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	“–	$–	–%

Total	250	$60,974	100.0%

Summary of Aging Schedule of Loans Receivables on a Contractual Basis

Below is an aging schedule of loans receivable as of December 31, 2023, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual Terms - All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4%
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%
Below is an aging schedule of loans receivable as of December 31, 2022, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual Terms - All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.	236	$53,797	88.2%
60-89 days	4	2,570	4.2%
90-179 days	–	–	–%
180-269 days	3	528	0.9%
>270 days	7	4,079	6.7%

Subtotal	250	$60,974	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	250	$60,974	100.0%

Schedule of Allowance for Credit Losses

The following table provides a roll forward of the allowance for credit losses:

	Performing Loans						Nonaccrual loans
	Construction Loans A Credit Risk	Construction Loans B Credit Risk	Construction Loans C Credit Risk	Development Loans A Credit Risk	Development Loans B Credit Risk	Development Loans C Credit Risk	Secured Individually Evaluated	Unsecured Individually Evaluated	Total
ACL December 31, 2022	$(174)	(66)	(9)	(37)	(2)	(7)	(247)	(1,986)	$(2,527)
Impact of the adoption of ASC 326	(33)	(1)	(12)	35	2	(30)	-	(139)	(178)
Charge-offs	-	-	-	-	-	-	132	2,610	2,742
Reduction in ACL for loan participations	5	-	-	-	-	-		-	5
Credit loss provision	(13)	35	21	(3)	(0)	26	(236)	(566)	(737)
ACL December 31, 2023	$(215)	(32)	-	(5)	-	(11)	(351)	(81)	$(695)

Summary of Concentration Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of loans receivable. Our concentration risks for our top three customers listed by geographic real estate market are summarized in the table below:

	December 31, 2023		December 31, 2022
		Percent of		Percent of
	Borrower	Loan	Borrower	Loan
	City	Commitments	City	Commitments

Highest concentration risk	Pittsburgh, PA	29%	Pittsburgh, PA	27%
Second highest concentration risk	Cape Coral, FL	7%	Cape Coral, FL	9%
Third highest concentration risk	Palm Bay, FL	6%	Orlando, FL	7%

Summary of Finance Receivables by Classification	Finance Receivables – By risk rating:
December 31, 2022

Pass	$49,955
Special mention	3,842
Classified – accruing	–
Classified – non-accrual	7,177

Total	$60,974

Schedule of Finance Receivables Impairment Calculation Method

Finance Receivables – Method of impairment calculation:

December 31, 2022

Performing loans evaluated individually	$15,984
Performing loans evaluated collectively	37,813
Non-performing loans without a specific reserve	1,096
Non-performing loans with a specific reserve	6,081

Total evaluated collectively for credit losses	$60,974

Schedule of Impaired Loans

The following is a summary of our impaired non-accrual construction and development loans as of December 31, 2022.

December 31, 2022

Unpaid principal balance (contractual obligation from customer)	$7,628
Charge-offs and payments applied	(451)
Gross value before related allowance	7,177
Related allowance	(2,233)
Value after allowance	$4,944